Financial Instruments - Outstanding Forward Agreements to Purchase Foreign Currency (Detail) - MXN ($)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	$ 2,524,000,000	$ 9,000,000
Forward agreements to purchase foreign currency | 2021
Disclosure of detailed information about financial instruments [line items]
Notional Amount	7,130,000,000
Derivative financial instruments liability	(843,000,000)
Derivative financial assets	$ 4,000,000
Forward agreements to purchase foreign currency | 2020
Disclosure of detailed information about financial instruments [line items]
Notional Amount		7,692,000,000
Derivative financial instruments liability		(315,000,000)
Derivative financial assets		20,000,000
Option to purchase foreign currency
Disclosure of detailed information about financial instruments [line items]
Notional Amount		107,000,000
Derivative financial instruments liability		0
Derivative financial assets		$ 2,000,000